SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 5) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Customer incentives
Number of deliverables under customer incentives arrangements	2
Revenue generated from multiple element arrangements	961	3,276
Sales and marketing expenses
Period from the date a new subscriber is activated during which revenues are received	6 months
Advertising costs	8,313	8,463	7,908
Minimum
Customer incentives
Period of offer of free telecommunication services	1 month
Maximum
Customer incentives
Period of offer of free telecommunication services	12 months